RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of detailed information about transactions between related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [Abstract]
Salaries and fees	$ 1,303,879	$ 1,331,996
Share-based payments	2,096,610	3,945,428
Total	$ 3,400,489	$ 5,277,424